4. ACQUISITION OF 42WEST (Details 1) - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash	$ 1,957,235			$ 662,546	$ 2,392,685	[1]
Accounts receivable	3,978,865			3,668,646	0	[1]
Other assets	450,648			2,665,781	2,827,131	[1]
Indemnification asset		$ (300,000)
Intangible assets	8,611,334			0
Goodwill	14,351,368			$ 0
Dolphin Digital Media, Inc
Cash	273,625		$ 273,625		2,259,504	[2]
Accounts receivable	1,706,644		1,706,644
Property, equipment and leasehold improvements	1,087,962		1,087,962
Other assets	265,563		265,563		560,112	[2]
Indemnification asset	300,000		300,000
Intangible assets	9,110,000		9,110,000
Total identifiable assets acquired	12,743,794		12,443,794
Accounts payable and accrued expenses	(731,475)		(731,475)
Line of credit and note payable	(1,025,000)		(1,025,000)
Settlement liability	(300,000)		(300,000)
Other liabilities	(902,889)		(902,889)
Tax liabilities	(22,000)		(22,000)
Total liabilities assumed	(2,981,364)		(2,981,364)
Net identifiable assets acquired	9,762,430		9,762,430
Goodwill	14,351,369		14,351,368
Net assets acquired	24,113,799		$ 24,113,798
Scenario, Adjustment [Member]
Cash	0				0
Accounts receivable	0
Property, equipment and leasehold improvements	0
Other assets	0				$ 0
Indemnification asset	300,000
Intangible assets	0
Total identifiable assets acquired	300,000
Accounts payable and accrued expenses	0
Line of credit and note payable	0
Settlement liability	0
Other liabilities	0
Tax liabilities	0
Total liabilities assumed	0
Net identifiable assets acquired	0
Goodwill	355,032
Net assets acquired	$ 655,032

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.
[2]	Previously reported on Form 10-K filed with the SEC March 31, 2016